Interim consolidated statement of changes in equity - GBP (£) £ in Thousands	Share capital	Share premium	Merger reserve	Hedging reserve	Retained earnings	Total
Equity at beginning of the period at Jun. 30, 2018	£ 53	£ 68,822	£ 249,030	£ (27,558)	£ 136,757	£ 427,104
Comprehensive income (loss)
Profit/(loss) for the period					33,416	33,416
Cash flow hedges				(7,286)		(7,286)
Tax expense relating to movements on hedges				(849)		(849)
Total comprehensive income/(loss) for the period				(8,135)	33,416	25,281
Equity-settled share-based payments					371	371
Dividends paid						0
Equity at end of period at Dec. 31, 2018	53	68,822	249,030	(35,693)	170,544	452,756
Comprehensive income (loss)
Profit/(loss) for the period					(14,535)	(14,535)
Cash flow hedges				566		566
Tax expense relating to movements on hedges				(417)		(417)
Total comprehensive income/(loss) for the period				149	(14,535)	(14,386)
Equity-settled share-based payments					328	328
Dividends paid					(23,326)	(23,326)
Deferred tax expense relating to share-based payments					(170)	(170)
Equity at end of period at Jun. 30, 2019	53	68,822	249,030	(35,544)	132,841	415,202
Comprehensive income (loss)
Profit/(loss) for the period					36,135	36,135
Cash flow hedges				9,904		9,904
Tax expense relating to movements on hedges				(607)		(607)
Total comprehensive income/(loss) for the period				9,297	36,135	45,432
Equity-settled share-based payments					365	365
Dividends paid						0
Equity at end of period at Dec. 31, 2019	£ 53	£ 68,822	£ 249,030	£ (26,247)	£ 169,341	£ 460,999